Employee Stock Plans (Tables)	12 Months Ended
Apr. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Components Of Stock-Based Compensation Expense Recognized
The following table summarizes the components of stock-based compensation expense recognized in the Company’s consolidated statements of income for the periods indicated:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Restricted stock	$46,850	$47,094	$39,077
ESPP	832	867	893
Total stock-based compensation expense	$47,682	$47,961	$39,970

Schedule of Restricted Stock Activity
Restricted stock activity is summarized below:

	April 30,
	2026		2025		2024
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

	(in thousands, except per share data)
Non-vested, beginning of year	1,770	$63.15	1,974	$53.83	2,063	$50.12
Granted	847	$72.89	719	$73.35	854	$51.32
Vested	(699)	$54.87	(884)	$50.54	(682)	$40.09
Forfeited	(34)	$65.60	(39)	$42.03	(261)	$52.22
Non-vested, end of year	1,884	$70.56	1,770	$63.15	1,974	$53.83

Schedule of Cash Dividends Declared Per Share	The following table shows the Company's cash dividend declared per share for the periods indicated:

	Year Ended April 30,
	2026	2025	2024

Cash dividends declared per share	$1.99	$1.59	$1.02